Segment Reporting - Revenue and Income from Vessel Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 2,328,569	$ 2,450,382	$ 1,993,920
Income from vessel operations	384,290	625,132	427,159
Other Entities And Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(87,674)	(100,535)	(114,252)
Income from vessel operations	10,296	6,506	2,570
Teekay Parent [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	340,513	419,166	450,112
Income from vessel operations	(96,496)	(30,228)	(73,723)
Teekay Parent [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	32,967	65,777	94,376
Income from vessel operations	(15,967)	4,984	(12,407)
Teekay Parent [Member] | Offshore Production [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	231,435	277,842	259,945
Income from vessel operations	(48,310)	(40,227)	(78,804)
Teekay Parent [Member] | Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	76,111	75,547	95,791
Income from vessel operations	(32,219)	5,015	17,488
Teekay Offshore [Member]
Segment Reporting Information [Line Items]
Revenues	49,514	67,993	67,014
Teekay Offshore [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	1,152,390	1,229,413	1,019,539
Income from vessel operations	230,853	283,399	256,218
Teekay LNG [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	396,444	397,991	402,928
Income from vessel operations	153,181	181,372	183,823
Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	336,530	305,056	307,426
Income from vessel operations	174,600	151,200	156,868
Teekay LNG [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	59,914	92,935	95,502
Income from vessel operations	(21,419)	30,172	26,955
Teekay Tankers [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	526,896	504,347	235,593
Income from vessel operations	$ 86,456	$ 184,083	$ 58,271